SUBSEQUENT EVENTS (Details Narrative)																												1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 16, 2022 USD ($) $ / shares shares	Nov. 07, 2022 USD ($) shares	Nov. 01, 2022 USD ($) $ / shares shares	Sep. 12, 2022 USD ($) shares	Aug. 04, 2022 USD ($) shares	Jul. 15, 2022 USD ($) $ / shares	Jul. 15, 2022 USD ($) $ / shares shares	Jul. 14, 2022 USD ($) $ / shares shares	Jul. 14, 2022 USD ($) $ / shares shares	May 10, 2022 USD ($) $ / shares shares	May 10, 2022 USD ($) $ / shares shares	Apr. 14, 2022 $ / shares shares	Mar. 21, 2022 USD ($) $ / shares shares	Mar. 21, 2022 USD ($) $ / shares shares	Mar. 07, 2022 USD ($) $ / shares shares	Mar. 07, 2022 USD ($) $ / shares shares	Feb. 14, 2022 shares	Jan. 21, 2022 shares	Jan. 21, 2022 USD ($)	Dec. 02, 2021	Nov. 12, 2021 shares	Nov. 10, 2021 shares	Nov. 04, 2021 shares	Oct. 22, 2021 shares	Oct. 21, 2021 shares	Aug. 08, 2021	Jun. 02, 2021 GBP (£)	Feb. 17, 2022 GBP (£) shares	Jul. 19, 2021	Jun. 30, 2021 USD ($) shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Debt Instrument, Face Amount | $																															$ 979,950		$ 979,950	$ 979,950
Issuance of shares																					100,000,000	100,000,000	200,000,000	120,000,000	200,000,000
Common stock issued for convertible debt | $																														$ 40,032			5,257,524
Issuance of shares, value | $																																	363,919
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture																												160,000,000
Debt Instrument, Fee																												20,000
Royalty rate payable percentage																												5.00%
Proceeds from Convertible Debt | $																															$ 243,400	$ 200,000	$ 200,000
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares																								20,000,000									740,000,000
Number of commitment shares																														400,315,100			3,150,315,100
Common stock issued for convertible debt | $																														$ 40,032			$ 315,032
Issuance of shares, value | $																																	$ 74,000
License One [Member]
Subsequent Event [Line Items]
Royalty Expense | £																											£ 5,000	£ 5,000
License Two [Member]
Subsequent Event [Line Items]
Royalty Expense | £																											3,000	3,000
License Three [Member]
Subsequent Event [Line Items]
Royalty Expense | £																											£ 1,000	£ 1,000
Tangiers Investment Group, LLC [Member]
Subsequent Event [Line Items]
Debt term														1 year
Debt instrumrnt description														March 21, 2023
Debt bears interest																																	10.00%
Debt fixed conversion price | $ / shares													$ 0.0002	$ 0.0002																			$ 0.001
Lower closing price													0.16	0.16
Proceeds from Convertible Debt | $										$ 33,056				$ 55,000
Debt Instrument, Maturity Date																										Sep. 08, 2022			Jul. 19, 2022
Lloyd Spencer [Member]
Subsequent Event [Line Items]
Number of commitment shares															33,000,000
Common stock issued for convertible debt | $															$ 66,000
License Of Agreement [Member]
Subsequent Event [Line Items]
Debt Instrument, Fee																				20,000								27,247
Quick Capital L L C [Member]
Subsequent Event [Line Items]
Number of commitment shares								25,000,000
Common stock issued for convertible debt | $								$ 25,000
Quick Capital L L C [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt term								1 year
Debt fixed conversion price | $ / shares								$ 0.0002	$ 0.0002
Number of commitment shares								212,500,000
Common stock issued for convertible debt | $								$ 25,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.0004	0.0004
Debt Instrument, Maturity Date								Jul. 14, 2023
RPG Capital Partners Inc [Member]
Subsequent Event [Line Items]
Number of commitment shares				15,000,000	25,000,000
Common stock issued for convertible debt | $				$ 15,000	$ 25,000
RPG Capital Partners Inc [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt term							1 year
Debt fixed conversion price | $ / shares						$ 0.0002	$ 0.0002
Number of commitment shares							21,250,000
Common stock issued for convertible debt | $				$ 15,000			$ 2,500
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 0.0004	$ 0.0004
Debt Instrument, Maturity Date							Jul. 15, 2023
Tangiers Investment Group LLC [Member]
Subsequent Event [Line Items]
Number of commitment shares														27,500,000
Common stock issued for convertible debt | $														$ 55,000
Mac Rab LLC [Member]
Subsequent Event [Line Items]
Number of commitment shares										16,527,775
Mac Rab LLC [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt term											1 year
Debt fixed conversion price | $ / shares										$ 0.0002	$ 0.0002
Number of commitment shares											16,527,775
Common stock issued for convertible debt | $											$ 33,056
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.0004	$ 0.0004
Debt Instrument, Maturity Date											May 10, 2023
Mac Rab LLC [Member] | Standby Equity Commitment Agreement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												500,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 0.0004
B H P Capital N Y Inc [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt term								1 year
Debt fixed conversion price | $ / shares								$ 0.0002	0.0002
Number of commitment shares								212,500,000
Common stock issued for convertible debt | $								$ 25,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.0004	$ 0.0004
Debt Instrument, Maturity Date								Jul. 14, 2023
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture																	90,000,000											160,000,000
Subsequent Event [Member] | Robert Papiri Defined Benefit Plan [Member]
Subsequent Event [Line Items]
Debt instrumrnt description									July 15, 2023
Debt bears interest								12.00%	12.00%
Debt fixed conversion price | $ / shares								$ 0.0002	$ 0.0002
Number of commitment shares	17,000,000
Proceeds from Convertible Debt | $									$ 10,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								25,000,000	25,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.0004	$ 0.0004
Common stock commitment shares								85,000,000	85,000,000
Subsequent Event [Member] | Robert Papiri Defined Benefit Plan [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt term						1 year
Subsequent Event [Member] | Robert Papiri Defined Benefit Plan [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount | $	$ 10,000
Debt term	1 year
Debt instrumrnt description	November 16, 2023
Debt bears interest	12.00%
Debt fixed conversion price | $ / shares	$ 0.0002
Lower closing price	0.16
Subsequent Event [Member] | Lloyd Spencer [Member]
Subsequent Event [Line Items]
Issuance of shares																		428,571,428
Issuance of shares, value | $																			$ 150,000
Subsequent Event [Member] | Llyod Spencer [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture																	30,000,000
Subsequent Event [Member] | Three Individual [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture																	30,000,000
Subsequent Event [Member] | Lloyd T Spencer [Member]
Subsequent Event [Line Items]
Debt instrumrnt description																March 7, 2023
Debt bears interest															12.00%	12.00%
Debt fixed conversion price | $ / shares															$ 0.0002	$ 0.0002
Issuance of shares, value | $																$ 66,000
Proceeds from Convertible Debt | $																$ 66,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															165,000,000	165,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															$ 0.0004	$ 0.0004
Subsequent Event [Member] | Lloyd T Spencer [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares															33,000,000
Subsequent Event [Member] | Robert Papiri Defined Benefit Plan One [Member]
Subsequent Event [Line Items]
Debt instrumrnt description									July 15, 2023
Debt bears interest								12.00%	12.00%
Debt fixed conversion price | $ / shares								$ 0.0002	$ 0.0002
Proceeds from Convertible Debt | $									$ 2,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								6,250,000	6,250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.0004	$ 0.0004
Common stock commitment shares								21,250,000	21,250,000
Subsequent Event [Member] | Robert Papiri Defined Benefit Plan One [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt term						1 year
Subsequent Event [Member] | Registration Rights Agreement [Member]
Subsequent Event [Line Items]
Issuance of shares	67,000,000
Subsequent Event [Member] | Mutual Release and Settlement Agreement [Member] | Consultant [Member]
Subsequent Event [Line Items]
Issuance of shares																		206,896,552
Subsequent Event [Member] | Interim Joint Product Development and Sales Representation Agreement [Member]
Subsequent Event [Line Items]
Issuance of shares																	83,333,334
Subsequent Event [Member] | Ecomena Limited [Member]
Subsequent Event [Line Items]
Issuance of shares																												160,000,000
Subsequent Event [Member] | Quick Capital L L C [Member]
Subsequent Event [Line Items]
Debt term			1 year
Subsequent Event [Member] | Quick Capital L L C [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt term									1 year
Subsequent Event [Member] | Investor [Member] | Standby Equity Commitment Agreement [Member]
Subsequent Event [Line Items]
Issuance of shares												5,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												500,000,000
Purchase price of common stock percentage												88.00%
Share Price | $ / shares												$ 0.0004
Subsequent Event [Member] | Holder [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt term										1 year
Debt fixed conversion price | $ / shares										$ 0.0002	$ 0.0002
Lower closing price										0.16	0.16
Debt Instrument, Maturity Date										May 10, 2023
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate										12.00%	12.00%
Subsequent Event [Member] | Quick Capital L L C [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount | $			$ 10,000
Debt instrumrnt description			November 1, 2023						July 14, 2023
Debt bears interest			12.00%					12.00%	12.00%
Debt fixed conversion price | $ / shares			$ 0.0002					$ 0.0002	$ 0.0002
Lower closing price			0.16
Number of commitment shares			17,000,000
Proceeds from Convertible Debt | $									$ 25,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								62,500,000	62,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.0004	$ 0.0004
Common stock commitment shares								212,500,000	212,500,000
Subsequent Event [Member] | Quick Capital L L C [Member] | Registration Rights Agreement [Member]
Subsequent Event [Line Items]
Issuance of shares			67,000,000
Subsequent Event [Member] | RPG Capital Partners Inc [Member]
Subsequent Event [Line Items]
Number of commitment shares		2,500,000
Common stock issued for convertible debt | $		$ 2,500
Subsequent Event [Member] | Tangiers Investment Group LLC [Member]
Subsequent Event [Line Items]
Debt instrumrnt description													March 21, 2023
Debt bears interest													12.00%	12.00%
Debt fixed conversion price | $ / shares													$ 0.0002	$ 0.0002
Proceeds from Convertible Debt | $													$ 55,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													125,000,000	125,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares													$ 0.0004	$ 0.0004
Common stock commitment shares													27,500,000	27,500,000
Subsequent Event [Member] | Mac Rab LLC [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										74,375,000	74,375,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.0004	$ 0.0004
Common stock commitment shares										16,527,775	16,527,775
Subsequent Event [Member] | B H P Capital N Y Inc [Member]
Subsequent Event [Line Items]
Debt instrumrnt description									July 14, 2023
Debt bears interest								12.00%	12.00%
Debt fixed conversion price | $ / shares								$ 0.0002	$ 0.0002
Proceeds from Convertible Debt | $									$ 25,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								62,500,000	62,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.0004	$ 0.0004
Common stock commitment shares								212,500,000	212,500,000
Subsequent Event [Member] | R G P Capital Partners Inc [Member]
Subsequent Event [Line Items]
Debt instrumrnt description									July 15, 2023
Debt bears interest								12.00%	12.00%
Debt fixed conversion price | $ / shares								$ 0.0002	$ 0.0002
Proceeds from Convertible Debt | $						$ 2,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								6,250,000	6,250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.0004	$ 0.0004
Common stock commitment shares								21,250,000	21,250,000
Subsequent Event [Member] | R G P Capital Partners Inc [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt term						1 year